GOODWILL - Schedule of Reconciliation of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in goodwill [abstract]
Beginning of year	$ 692	$ 854
Disposals		(63)
Foreign exchange and other	117	(99)
End of year	$ 809	$ 692